PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Summary of Property, plant and equipment

Property, plant and equipment consist of the following as at March 31, 2022 and 2021:

March 31, 2022

				Medical &
	Leasehold	Furniture &	Computer	Laboratory	Construction
	Improvements	Fixtures	Equipment	Equipment	in Progress	Total
Cost	$	$	$	$	$	$
Balance, April 1, 2021	1,243,119	334,600	447,753	276,949	252,732	2,555,153
Additions	1,181,299	299,476	527,198	141,624	962,637	3,112,234
Assets in use	237,210	—	—	—	(237,210)	—
Foreign currency translation adjustment	(9,338)	(6,876)	(11,150)	(1,740)	(15,519)	(44,623)
Balance, March 31, 2022	2,652,290	627,200	963,801	416,833	962,640	5,622,764

Accumulated depreciation
Balance, April 1, 2021	(228,264)	(32,817)	(71,050)	(24,205)	—	(356,336)
Depreciation expense	(400,165)	(102,879)	(238,927)	(68,954)	—	(810,925)
Foreign currency translation adjustment	3,413	837	1,984	438	—	6,672
Balance, March 31, 2022	(625,016)	(134,859)	(307,993)	(92,721)	—	(1,160,589)
Net book value as at
March 31, 2022	2,027,274	492,341	655,808	324,112	962,640	4,462,175
March 31, 2021	1,014,855	301,783	376,703	252,744	252,732	2,198,817

March 31, 2021

				Medical &
	Leasehold	Furniture &	Computer	Laboratory	Construction
	Improvements	Fixtures	Equipment	Equipment	in Progress	Total
Cost	$	$	$	$	$	$
Balance, April 1, 2020	342,590	56,187	78,770	5,533	106,402	589,482
Additions	305,944	233,167	369,392	272,045	798,242	1,978,790
Assets in use	594,585	45,246	—	—	(639,831)	—
Foreign currency translation adjustment	—	—	(409)	(629)	(12,081)	(13,119)
Balance, March 31, 2021	1,243,119	334,600	447,753	276,949	252,732	2,555,153

Accumulated depreciation
Balance, April 1, 2020	(8,645)	(1,041)	(4,111)	(239)	—	(14,036)
Depreciation expense	(221,473)	(32,298)	(67,740)	(24,500)	—	(346,011)
Foreign currency translation adjustment	1,854	522	801	534	—	3,711
Balance, March 31, 2021	(228,264)	(32,817)	(71,050)	(24,205)	—	(356,336)
Net book value as at
March 31, 2021	1,014,855	301,783	376,703	252,744	252,732	2,198,817
March 31, 2020	333,945	55,146	74,659	5,294	106,402	575,446